Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
T. Rowe Price Global Consumer Fund

Supplement to Prospectus and Summary Prospectus Dated May 1, 2020

Effective on or about December 15, 2020, section 1 of the fund’s prospectus is updated to replace the first sentence of the second paragraph under the heading “Principal Investment Strategies” with the following:

For purposes of the fund’s 80% investment policy, the fund generally targets companies in the consumer staples and consumer discretionary sectors (excluding automobiles and components companies), as they are classified by one or more widely recognized third-party providers and/or as defined by the investment adviser.

T. Rowe Price Global Consumer Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
T. Rowe Price Global Consumer Fund

Supplement to Prospectus and Summary Prospectus Dated May 1, 2020

Effective on or about December 15, 2020, section 1 of the fund’s prospectus is updated to replace the first sentence of the second paragraph under the heading “Principal Investment Strategies” with the following:

For purposes of the fund’s 80% investment policy, the fund generally targets companies in the consumer staples and consumer discretionary sectors (excluding automobiles and components companies), as they are classified by one or more widely recognized third-party providers and/or as defined by the investment adviser.